Equity (Details) - USD ($)					1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2024	Aug. 02, 2024	Jan. 31, 2023	Dec. 31, 2021	Apr. 30, 2024	Jan. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	Feb. 09, 2024	Dec. 31, 2022
Equity [Line Items]
Common stock, par value (in Dollars per share)							$ 0.001		$ 0.001	$ 0.001
Common stock authorized							50,000,000		50,000,000	50,000,000		50,000,000
Common stock shares outstanding							21,180,883	21,180,883	21,180,883	5,340,000
Converted into shares of common stock (in Dollars)							$ 24,756,816
Preferred stock authorized							5,000,000		5,000,000	5,000,000
Preferred stock, share issued							0		0	1,302,082
Cumulative percentage				5.00%
Dividends percentage				5.00%
Converted basis								9
Accrued dividend (in Dollars)									$ 31,250	$ 125,000
Dividend payable (in Dollars)							$ 375,000		$ 375,000	343,750			$ 218,750
Liquidation payment (in Dollars)								$ 2,500,000		$ 2,500,000
Shares issued										350,000
Principal Percentage [Member]
Equity [Line Items]
Dividends percentage				5.00%
Common Stock [Member]
Equity [Line Items]
Converted into shares of common stock (in Dollars)							13,154
Preferred Stock [Member]
Equity [Line Items]
Converted into shares of common stock (in Dollars)
Preferred stock authorized				5,000,000				5,000,000			5,000,000
Subsequent Event [Member]
Equity [Line Items]
Shares of common stock (in Dollars)		$ 1,600,000
Price per share (in Dollars per share)		$ 4
Converted into shares of common stock (in Dollars)		$ 13,200,000
Amount received (in Dollars)					$ 1,601,000
Subsequent Event [Member] | Group D [Member]
Equity [Line Items]
Convertible notes carry interest rate	6.00%
Subsequent Event [Member] | Minimum [Member]
Equity [Line Items]
Conversion price (in Dollars per share)		$ 0.39
Percentage of share discounts		50.00%
Valuation ceilings (in Dollars)		$ 5,000,000
Subsequent Event [Member] | Maximum [Member]
Equity [Line Items]
Conversion price (in Dollars per share)		$ 2.59
Percentage of share discounts		87.50%
Valuation ceilings (in Dollars)		$ 50,000,000
Director [Member]
Equity [Line Items]
Shares issued										260,000
Amount received (in Dollars)			$ 80,000			$ 80,000
Class A Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)				$ 0.001						$ 0.001	$ 0.001		$ 0.001
Common stock authorized										50,000,000			50,000,000
Common stock shares outstanding										5,340,000			4,990,000
Common stock voting rights										no voting rights
Class A Common Stock [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)								$ 0.001
Class B Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)				$ 0.001						$ 0.001	$ 0.001		$ 0.001
Common stock authorized										20,000,000			20,000,000
Common stock shares outstanding										0			0
Common stock voting rights										no voting rights
Class B Common Stock [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)								$ 0.001
Series A Preferred Stock [Member]
Equity [Line Items]
Preferred stock designated				1,400,000							1,400,000
Preferred stock, share issued				1,302,082							1,302,082
Cumulative percentage				5.00%